Investments in Securities - Summary of Investments in Securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 2,989	$ 3,074	$ 3,074
Equity securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,437		1,823
Securities at fair value through other comprehensive income	$ 1,437		1,823
Percentage of interest in investments	5.00%
Debt securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 1,552		1,251
Securities at fair value through other comprehensive income	1,086		953
Debt securities at amortised cost	11		8
Securities at fair value through other comprehensive income	455		290
Measured by reference to prices in active markets for identical assets
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,725		1,873
Measured using predominantly unobservable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,253		1,193
At fair value
Disclosure Of Investments In Securities [Line Items]
Investments in securities	2,978		3,066
At cost
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 11		$ 8